Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Basic salaries, bonuses, social security and others	¥ 42,078	¥ 36,605	¥ 44,650
Pension costs - defined contribution plans	255	357	530
Share-based compensation expenses	114,330	281,298	372,708
Total	¥ 156,663	¥ 318,260	¥ 417,888